CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Premiums and policy fees	$ 2,800,140		$ 2,625,394		$ 2,689,699
Reinsurance ceded	(1,394,675)		(1,408,340)		(1,527,053)
Net of reinsurance ceded	1,405,465		1,217,054		1,162,646
Net investment income	1,820,643		1,683,676		1,665,036
Realized investment gains (losses):
Derivative financial instruments	(155,251)		(138,249)		(177,953)
All other investments	234,915		154,366		300,194
Other-than-temporary impairment losses	(62,332)		(75,341)		(227,770)
Portion recognized in other comprehensive income (before taxes)	14,890		33,831		47,725
Net impairment losses recognized in earnings	(47,442)		(41,510)		(180,045)
Other income	307,812		222,418		298,148
Total revenues	3,566,142		3,097,755		3,068,026
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2011 - $1,228,775; 2010 - $1,278,657; 2009- $1,419,702)	2,233,473		2,089,429		1,977,979
Amortization of deferred policy acquisition costs and value of business acquired	264,993		164,963		277,882
Other operating expenses, net of reinsurance ceded: (2011 - $198,888; 2010 - $199,610; 2009 - $209,937)	597,200		508,591		429,980
Total benefits and expenses	3,095,666		2,762,983		2,685,841
Income before income tax	470,476		334,772		382,185
Income tax (benefit) expense
Current	9,774		(3,214)		(49,727)
Deferred	145,065		113,117		182,775
Total income tax expense	154,839		109,903		133,048
Net income	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests	245		(445)
Net income available to PLC's common shareowners (1)	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 3.70		$ 2.60		$ 3.10
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 3.65		$ 2.57		$ 3.07
Cash dividends paid per share (in dollars per share)	$ 0.620		$ 0.540		$ 0.480
Average shares outstanding - basic	85,208,612		86,567,069		80,488,694
Average shares outstanding - diluted	86,475,229		87,675,857		81,249,265

[1]	Protective Life Corporation ("PLC")